EQUITY-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of profits interests authorized and issued and related participation thresholds

The following table summarizes the profits interests authorized and issued in MIP LLC and the related participation thresholds (in thousands):

		Authorized and
	Participation	Issued
Grant Date	Threshold	Profits Interests
November 3, 2014	$133,233	8,000
May 18, 2015	185,000	1,523
September 11, 2015	350,000	7,000
December 22, 2016	521,637	15,250
April 17, 2018	692,500	3,920
May 21, 2018	692,500	1,000
October 23, 2018	692,500	4,769
April 30, 2019	692,500	3,988
October 4, 2019	756,000	250
December 11, 2019	884,445	3,725
April 29, 2020	1,323,174	15,227
November 25, 2020	1,500,000	2,985
December 31, 2020	1,597,729	400
		68,037

Summary of profits interests activity

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Outstanding profits interests as of January 1, 2020	45,313	$0.19
Changes during the year:
Granted	18,612	0.19
Expired/forfeited	(903)	0.20
Outstanding profits interests as of December 31, 2020	63,022	$0.19

Summary of status of non-vested profits interests

The following table summarizes the status of non-vested profits interests as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Non-vested profits interests as of January 1, 2021	27,394	$0.13
Granted	—	—
Vested	(6,002)	0.13
Forfeited	—	—
Non-vested profits interests as of June 30, 2021	21,392	$0.13

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Non-vested profits interests as of January 1, 2020	16,294	$0.06
Granted	18,612	0.19
Vested	(6,609)	0.10
Forfeited	(903)	0.20
Non-vested profits interests as of December 31, 2020	27,394	$0.13

Summary of restricted interests activity

	Number of	Weighted-
	Restricted	Average Grant
	Interests	Date Fair Value
	(in thousands)
Outstanding restricted interests as of January 1, 2020	9,387	$1.80
Changes during the year:
Granted	740	2.25
Expired/forfeited	—	—
Outstanding restricted interests as of December 31, 2020	10,127	$1.83

Summary of status of non-vested restricted interests

The following table summarizes the status of non-vested restricted interests as of June 30, 2021:

Weighted-
	Number of	Average Grant
	Restricted Interests	Date Fair Value
(in thousands)
Non-vested restricted interests as of January 1, 2021	10,127	$1.83
Granted	—	—
Vested	—	—
Forfeited	—	—
Non-vested restricted interests as of June 30, 2021	10,127	$1.83

	Number of	Weighted-
	Restricted	Average Grant
	Interests	Date Fair Value
	(in thousands)
Non-vested restricted interests as of January 1, 2020	9,387	$1.80
Granted	740	2.25
Vested	—	—
Forfeited	—	—
Non-vested restricted interests as of December 31, 2020	10,127	$1.83

Summary of activity under stock option plan

The following table summarizes the activity under the stock option plan as of June 30, 2021:

		Weighted-	Weighted-
	Number of	Average Exercise	Average Grant
	Stock Options	Price	Date Fair Value
	(in thousands)
Outstanding stock options as of January 1, 2021	35,324	$3.46	$0.54
Granted	—	—	—
Exercised	—	—	—
Expired/forfeited	(151)	3.24	0.27
Outstanding stock options as of June 30, 2021	35,173	$3.46	$0.54
Exercisable stock options as of June 30, 2021	19,851	$3.32	$0.36

		Weighted-	Weighted-
	Number of	Average Exercise	Average Grant
	Stock Options	Price	Date Fair Value
	(in thousands)
Outstanding stock options as of January 1, 2020	21,910	$3.31	$0.32
Changes during the year:
Granted	14,740	3.65	0.84
Exercised	—	—	—
Expired/forfeited	(1,421)	3.13	0.29
Outstanding stock options as of December 31, 2020	35,229	$3.46	$0.54
Exercisable stock options as of December 31, 2020	9,453	$3.25	$0.32

Summary of status of non-vested stock options

The following table summarizes the status of non-vested stock options as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Stock Options	Date Fair Value
	(in thousands)
Non-vested stock options as of January 1, 2021	23,840	$0.64
Granted	—	—
Vested	(10,278)	0.38
Forfeited	(151)	0.27
Non-vested stock options as of June 30, 2021	13,411	$0.84

		Weighted-
	Number of Stock	Average Grant
	Options	Date Fair Value
	(in thousands)
Non-vested stock options as of January 1, 2020	15,454	$0.33
Granted	14,740	0.84
Vested	(4,933)	0.36
Forfeited	(1,421)	0.29
Non-vested stock options as of December 31, 2020	23,840	$0.64

Summary of significant assumptions used in Black Scholes option-pricing model to estimate fair value on the date of grant

	2020	2019	2018
Expected term (in years)	7	7	7
Expected volatility	44% – 47%	32% – 35%	32%
Weighted-average volatility	46%	35%	32%
Risk-free rate	0.4% – 0.7%	1.4% – 2.8%	2.8%
Expected dividend rate	0%	0%	0%

Summary of equity-based compensation expense recognized

The following table summarizes equity-based compensation expense recognized by consolidated statement of operations line item (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Cost of revenue	$49	$58	$100	$117
Technology and development	93	106	187	213
Sales and marketing	216	277	452	553
General and administrative	990	331	2,023	473
Total equity-based compensation expense	$1,348	$772	$2,762	$1,356

The following table summarizes equity-based compensation expense recognized by consolidated statement of operations line item (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of revenue	$293	$455	$240
Technology and development	445	449	237
Sales and marketing	1,055	723	1,147
General and administrative	1,549	255	665
Total equity-based compensation expense	$3,342	$1,882	$2,289

Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of profits interests activity

The following table summarizes the profits interests activity under the management incentive plan as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Profits Interests	Date Fair Value
	(in thousands)
Outstanding profits interests as of January 1, 2021	63,022	$0.19
Granted	—	—
Expired/forfeited	—	—
Outstanding profits interests as of June 30, 2021	63,022	$0.19

Summary of restricted interests activity

The following table summarizes the restricted interests activity under the management incentive plan as of June 30, 2021:

		Weighted-
	Number of	Average Grant
	Restricted Interests	Date Fair Value
	(in thousands)
Outstanding restricted interests as of January 1, 2021	10,127	$1.83
Granted	—	—
Expired/forfeited	—	—
Outstanding restricted interests as of June 30, 2021	10,127	$1.83